Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 9,429	$ 20,667	$ 11,129
Accounts receivable	1,710	830	904
Inventory	11,193	8,073	8,238
Deposits on purchased inventory	2,877	3,936	2,798
Deferred cost of revenue	7,545	8,782	4,712
Prepaid expenses and other current assets	1,783	1,329	626
Total current assets	34,537	43,617	28,407
Property and equipment, net	12,238	7,306	2,931
Restricted cash	943	943	1,053
Intangible assets, net	120	200	264
Deferred offering costs		0	1,419
Other assets	31	91	31
TOTAL ASSETS	47,869	52,157	34,105
Current liabilities:
Accounts payable	5,957	4,358	6,937
Accrued liabilities	5,154	5,413	3,633
Customer deposits	11,950	12,763	6,100
Deferred revenue, current portion	8,644	5,616	7,361
Long-term debt, current portion		0	5,493
Notes payable		0	240
Total current liabilities	31,705	28,150	29,764
Long-term debt, net of current portion	44,135	29,016	9,149
Convertible preferred stock warrant liability		0	138
Deferred revenue, net of current portion	302	345	0
Other long-term liabilities	2,812	1,603	567
TOTAL LIABILITIES	78,954	59,114	39,618
Commitments and contingencies
Preferred stock		0	145,110
Stockholders' deficit:
Common stock	374	372	9
Additional paid-in capital	191,065	189,712	1,414
Accumulated deficit	(222,524)	(197,041)	(152,046)
TOTAL STOCKHOLDERS' DEFICIT	(31,085)	(6,957)	(150,623)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	$ 47,869	$ 52,157	$ 34,105